OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES
Schedule of other current liabilities

	At December 31,
	2011	2012
Payable for purchase of property, plant and equipment	$84,832,129	$129,593,972
Provision for firm purchase commitment loss	3,940,000	—
Other payables	26,196,708	33,142,811
	$114,968,837	$162,736,783